Trade and other receivables - Maturity Analysis of Finance Lease Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	$ 1,282	$ 1,539
Unearned finance income	218	260
Net investment in leases	1,064	1,279
Less than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	234	238
Between 1 and 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	732	848
5 years and later
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	$ 316	$ 453